Financial Instruments - Changes in Fair Value of Asset Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Fair Value Disclosures [Abstract]
Fair value at beginning of period	$ (2,137)	$ 6,344
Realized and unrealized losses included in earnings	(2,180)	(3,224)
Settlement payments (receipts)	1,207	(1,544)
Fair value at end of period	$ (3,110)	$ 1,576